Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 9,700,000
Operating loss carryforwards expire year	2028
Research and development credit carryforwards	$ 200,000
Research and development credit carryforwards expire year	2028
Accruals for income tax accounting uncertainties
Interest or penalties
Unrecognized tax benefits decrease or increase during period